Note 13 - Lease - Operating Lease Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating cash flows used in operating lease	$ 1,471	$ 675
Weighted average remaining lease term (Year)	6 years 7 months 9 days	3 years 11 months 23 days
Weighted average discount rate	3.60%	5.50%